DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of debt securities in issue [Abstract]
Disclosure of detailed information about bonds issued to different entities [text block]
Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2017

Issuer	Currency		Face value	Balance	Rate Range
Bancolombia S.A.	Local	COP	5,162,515	5,247,501	5.59%-IPC(1) +7%
Bancolombia S.A.	Foreign	USD	3,242,405	9,532,927	1.90%-6.31%
Banco Agrícola S.A.	Foreign	USD	547,000	1,622,238	5.36%-7.99%
Bancolombia Panamá S.A.	Foreign	USD	260,310	784,567	1.90%-2.90%
Grupo Agromercantil Holding S.A.	Foreign	USD	302,264	910,270	0.25%-7.25%
Banismo S.A. y filiales	Foreign	USD	519,300	1,551,211	2.65%-3.65%
Total				19,648,714

(1)	Consumer price index.

As of December 31, 2016

Issuer	Currency		Face value	Balance	Rate Range
Bancolombia S.A.	Local	COP	5,458,619	5,562,900	5.49%-IPC(1) + 6.9%
Bancolombia S.A.	Foreign	USD	3,246,970	9,814,915	5.54%-7.84%
Banco Agrícola S.A.	Foreign	USD	530,000	1,581,348	4.25%-6.75%
Bancolombia Panamá S.A.	Foreign	USD	272,282	826,069	1.30%-2.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	302,272	919,577	0.25%-7.25%
Total				18,704,809

(1)	Consumer price index.

Disclosure of detailed information about breakdown of the Bank securities in issue by maturity [text block]
The breakdown of the Bank securities in issue by maturity is as follows:

As of December 31, 2017

Issuer	Less than a year	1 to 3 years	3 to 5 years	more than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	163,778	2,410,209	2,573,987
Ordinary bonds	-	-	802	2,672,712	2,673,514
Foreign currency
Subordinated bonds (1)	-	-	-	6,156,094	6,156,094
Ordinary bonds	535,020	758,879	44,740	6,906,480	8,245,119
Total	535,020	758,879	209,320	18,145,495	19,648,714

(1)
The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2016

Issuer	Less than a year	1 to 3 years	3 to 5 years	more than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	495,614	1,875,068	2,370,682
Ordinary bonds	-	13	390,016	2,802,189	3,192,218
Foreign currency
Subordinated bonds (1)	6,816	-	912,760	6,807,909	7,727,485
Ordinary bonds	826,069	-	970,751	3,617,604	5,414,424
Total	832,885	13	2,769,141	15,102,770	18,704,809

Disclosure of detailed information about debt securities in issue by maturity [text block]
(1)
The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

The following is a schedule of the debt securities in issue by maturity:

Issuer	December 31, 2017	December 31, 2016
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	2,352,801	2,018,995
More than twelve months after the reporting period	17,295,913	16,685,814
Total	19,648,714	18,704,809